Pension benefits - Change in Pension Plan Assets (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 33
Estimated return	1
Contribution by employer	0
Administration charges	0
Benefits paid	(1)
Actuarial gain	2
Settlement	0
Foreign currency translations	(2)
Fair value of plan assets at end of year	33	$ 33
Predecessor
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 33	33	$ 58
Estimated return		0	1
Contribution by employer		2	1
Administration charges		0	0
Benefits paid		(1)	(2)
Actuarial gain		(1)	(5)
Settlement		0	(23)
Foreign currency translations		0	3
Fair value of plan assets at end of year		$ 33	$ 33